Consolidated balance sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and Cash Equivalents, Excluding Interest Bearing Deposits In Banks, at Carrying Value	$ 28,210	$ 24,171	$ 55,955
Marketable securities	96,337	88,559
User funds	63,873	55,945	39,736
Bank deposits	15,000	15,000
Restricted deposit	324	324	327
Other receivables	2,871	3,117	776
Total current assets	206,615	187,116	96,794
LONG-TERM ASSETS:
Marketable Securities	13,996	21,805
Property and equipment, net	5,379	5,321	5,143
Intangible assets, net	6,594	7,188	4,065
Goodwill	11,240	11,240	1,381
Restricted deposit	3,168	3,168	3,191
Other non-current assets	473	522	456
Total assets	247,465	236,360	111,030
Current liabilities:
Trade payables	3,193	3,749	3,364
User accounts	60,151	53,013	39,736
Deferred revenue	4,258	3,248	0
Other account payables and accrued expenses	28,288	21,426	10,231
Current maturities of long-term loan	490	503	445
Total current liabilities	96,380	81,939	53,776
Long-term loan and other non-current liabilities	3,932	5,612	3,280
Total liabilities	100,312	87,551	57,056
Commitments and contingencies (see note 10)
Share capital and additional paid-in capital:
Shares authorized: 75,000,000 Ordinary shares with no par value as of March 31, 2020 (unaudited), and December 31, 2019, and 31,390,135 with no par value as of December 31, 2018. Shares issued and outstanding: 32,217,937 Ordinary shares as of March 31, 2020 (unaudited), 31,937,772 Ordinary shares as of December 31, 2019, and 7,063,458 Ordinary shares and 18,461,912 Protected ordinary shares as of December 31, 2018.	311,096	306,334	178,164
Accumulated deficit	(163,918)	(157,763)	(123,592)
Accumulated other comprehensive income/[(loss)]	(25)	238	(598)
Total shareholders' equity	147,153	148,809	53,974
Total liabilities and shareholders' equity	$ 247,465	$ 236,360	$ 111,030